Quarterly portfolio holdings
John Hancock
Lifestyle Blend Portfolios
Asset allocation
May 31, 2025
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Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 63.3%
Equity - 61.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	15,332,463	$168,963,746
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,027,316	208,754,893
Fixed income - 1.6%
Bond, Class NAV, JHSB (MIM US) (B)	401,577	5,377,117
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	400,920	3,087,081
High Yield, Class NAV, JHBT (MIM US) (B)	510,167	1,545,806

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $328,446,110)		$387,728,643
UNAFFILIATED INVESTMENT COMPANIES - 36.0%
Equity - 35.0%
Fidelity Mid Cap Index Fund	2,234,474	76,240,266
Fidelity Small Cap Index Fund	1,569,214	40,485,720
iShares Global Infrastructure ETF	40,880	2,411,920
iShares MSCI Global Min Vol Factor ETF	79,643	9,424,953
Vanguard Dividend Appreciation ETF	35,643	7,054,819
Vanguard Energy ETF (C)	75,687	8,644,212
Vanguard FTSE Developed Markets ETF (C)	459,760	25,553,461
Vanguard FTSE Emerging Markets ETF	203,367	9,558,249
Vanguard Global ex-U.S. Real Estate ETF	54,667	2,414,641
Vanguard Materials ETF	24,684	4,704,770
Vanguard Real Estate ETF	79,525	7,103,173
Vanguard S&P 500 ETF	38,989	21,122,681
Alternative and specialty - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	470,775	5,903,519

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $188,310,825)		$220,622,384
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
ICA Gruppen AB (D)(E)	493	0
Health care - 0.0%
NMC Health PLC (D)(E)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	9,174	27,642
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	1,274

TOTAL COMMON STOCKS (Cost $11,582)		$28,916
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	$5,495,600	1,333,567
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	4,239,800	1,085,018
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	885,400	254,882
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	5,334,200	1,431,557
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,925,753)		$4,105,024
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.2439% (G)(H)	136,406	$1,364,411

TOTAL SHORT-TERM INVESTMENTS (Cost $1,364,376)		$1,364,411
Total investments (Cost $523,058,646) - 100.2%		$613,849,378
Other assets and liabilities, net - (0.2%)		(1,409,473)
TOTAL NET ASSETS - 100.0%		$612,439,905
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.6%
Equity - 50.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,518,021	$281,208,589
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	30,044,941	368,350,971
Fixed income - 7.6%
Bond, Class NAV, JHSB (MIM US) (B)	4,279,211	57,298,640
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,175,222	24,449,211
High Yield, Class NAV, JHBT (MIM US) (B)	5,605,899	16,985,874

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $643,940,576)		$748,293,285
UNAFFILIATED INVESTMENT COMPANIES - 39.8%
Equity - 31.8%
Fidelity Mid Cap Index Fund	3,924,284	133,896,566
Fidelity Small Cap Index Fund	2,765,042	71,338,096
iShares Global Infrastructure ETF	69,632	4,108,288
iShares MSCI Global Min Vol Factor ETF	323,198	38,247,251
Vanguard Dividend Appreciation ETF	137,417	27,198,947
Vanguard Energy ETF	127,997	14,618,537
Vanguard FTSE Developed Markets ETF	958,154	53,254,199
Vanguard FTSE Emerging Markets ETF	301,807	14,184,929
Vanguard Global ex-U.S. Real Estate ETF	91,229	4,029,585
Vanguard Materials ETF (C)	41,790	7,965,174
Vanguard Real Estate ETF	131,720	11,765,230
Vanguard S&P 500 ETF	60,224	32,626,954
Fixed income - 7.1%
Invesco Senior Loan ETF (C)	890,546	18,576,790
Vanguard Short-Term Corporate Bond ETF	216,020	17,085,022
Vanguard Total Bond Market ETF	772,341	56,203,255
Alternative and specialty - 0.9%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	967,344	12,130,494

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $445,986,465)		$517,229,317
2	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	$0
ICA Gruppen AB (D)(E)	833	0
Health care - 0.0%
NMC Health PLC (D)(E)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	15,517	46,751
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	2,154

TOTAL COMMON STOCKS (Cost $19,587)		$48,905
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$8,087,569	7,913,338
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,948,415	7,920,112
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,110,720	1,113,940
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,502,060	7,686,888
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	11,828,500	2,870,313
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	9,590,900	2,454,432
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	1,905,900	548,655
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	11,983,700	3,216,104

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $35,248,846)		$33,723,782
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 4.2439% (G)(H)	1,995,159	19,956,783

TOTAL SHORT-TERM INVESTMENTS (Cost $19,956,206)		$19,956,783
Total investments (Cost $1,145,151,680) - 101.5%		$1,319,252,072
Other assets and liabilities, net - (1.5%)		(19,804,978)
TOTAL NET ASSETS - 100.0%		$1,299,447,094
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.3%
Equity - 37.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	19,033,195	$209,745,812
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	22,757,870	279,011,492
Fixed income - 16.1%
Bond, Class NAV, JHSB (MIM US) (B)	9,516,408	127,424,706
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	6,476,427	$49,868,489
High Yield, Class NAV, JHBT (MIM US) (B)	11,410,878	34,574,961

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $619,944,819)		$700,625,460
UNAFFILIATED INVESTMENT COMPANIES - 41.8%
Equity - 25.1%
Fidelity Mid Cap Index Fund	2,987,690	101,939,984
Fidelity Small Cap Index Fund	2,096,463	54,088,743
iShares Global Infrastructure ETF	51,866	3,060,094
iShares MSCI Global Min Vol Factor ETF	394,562	46,692,467
Vanguard Dividend Appreciation ETF	167,899	33,232,249
Vanguard Energy ETF	97,338	11,116,973
Vanguard FTSE Developed Markets ETF	692,550	38,491,929
Vanguard Global ex-U.S. Real Estate ETF	67,918	2,999,938
Vanguard Materials ETF	31,462	5,996,657
Vanguard Real Estate ETF	99,347	8,873,674
Vanguard S&P 500 ETF	43,226	23,418,118
Fixed income - 15.7%
Invesco Senior Loan ETF (C)	1,835,380	38,286,027
Vanguard Short-Term Bond ETF	74,705	5,853,884
Vanguard Short-Term Corporate Bond ETF	470,689	37,226,793
Vanguard Total Bond Market ETF	1,725,000	125,528,249
Alternative and specialty - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,001,078	12,553,518

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $490,695,745)		$549,359,297
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
ICA Gruppen AB (D)(E)	602	0
Health care - 0.0%
NMC Health PLC (D)(E)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	11,215	33,789
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	1,557

TOTAL COMMON STOCKS (Cost $14,156)		$35,346
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.9%
U.S. Government - 4.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$16,467,568	16,112,805
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	16,184,251	16,126,621
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,389,600	2,396,527
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	3

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	15,275,296	$15,651,634
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	18,198,400	4,416,038
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	14,746,500	3,773,815
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	2,932,300	844,127
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	18,418,400	4,943,006

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $66,895,119)		$64,264,573
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.2439% (G)(H)	912,852	9,130,899

TOTAL SHORT-TERM INVESTMENTS (Cost $9,130,494)		$9,130,899
Total investments (Cost $1,186,680,333) - 100.7%		$1,323,415,575
Other assets and liabilities, net - (0.7%)		(8,976,269)
TOTAL NET ASSETS - 100.0%		$1,314,439,306
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.9%
Equity - 23.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,910,732	$43,096,271
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,776,067	58,554,582
Fixed income - 24.8%
Bond, Class NAV, JHSB (MIM US) (B)	4,965,892	66,493,299
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,278,250	25,242,527
High Yield, Class NAV, JHBT (MIM US) (B)	5,767,523	17,475,596

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $192,791,854)		$210,862,275
UNAFFILIATED INVESTMENT COMPANIES - 45.6%
Equity - 19.4%
Fidelity Mid Cap Index Fund	670,482	22,876,842
Fidelity Small Cap Index Fund	433,888	11,194,322
iShares Global Infrastructure ETF	13,231	780,629
iShares MSCI Global Min Vol Factor ETF	152,442	18,039,986
Vanguard Dividend Appreciation ETF	65,661	12,996,282
Vanguard Energy ETF	24,738	2,825,327
Vanguard FTSE Developed Markets ETF	111,346	6,188,611
Vanguard Global ex-U.S. Real Estate ETF	17,447	770,634
Vanguard Materials ETF	8,148	1,553,009
Vanguard Real Estate ETF	25,325	2,262,029
Vanguard S&P 500 ETF	10,858	5,882,430
Fixed income - 25.2%
Invesco Senior Loan ETF (C)	929,878	19,397,255
Vanguard Short-Term Bond ETF	37,271	2,920,556
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Short-Term Corporate Bond ETF	269,335	$21,301,705
Vanguard Total Bond Market ETF	927,628	67,503,490
Alternative and specialty - 1.0%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	335,817	4,211,145

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $185,535,820)		$200,704,252
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
ICA Gruppen AB (D)(E)	116	0
Health care - 0.0%
NMC Health PLC (D)(E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,149	6,474
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	299

TOTAL COMMON STOCKS (Cost $2,716)		$6,773
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$8,263,344	8,085,326
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	8,120,697	8,091,780
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,220,717	1,224,256
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	7,664,476	7,853,306
U.S. Treasury STRIPS, PO, 4.981%, 02/15/2054	4,051,400	983,116
U.S. Treasury STRIPS, PO, 5.013%, 11/15/2052	3,270,300	836,911
U.S. Treasury STRIPS, PO, 5.041%, 05/15/2050	652,300	187,779
U.S. Treasury STRIPS, PO, 5.072%, 08/15/2051	4,084,000	1,096,036

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,798,305)		$28,358,510
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 4.2439% (G)(H)	403,486	4,035,908

TOTAL SHORT-TERM INVESTMENTS (Cost $4,035,767)		$4,035,908
Total investments (Cost $411,164,462) - 100.9%		$443,967,718
Other assets and liabilities, net - (0.9%)		(3,883,834)
TOTAL NET ASSETS - 100.0%		$440,083,884
4	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 5-31-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.2%
Equity - 9.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,340,264	$14,769,704
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,439,526	17,648,586
Fixed income - 33.9%
Bond, Class NAV, JHSB (MIM US) (B)	5,380,330	72,042,614
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,505,855	26,995,082
High Yield, Class NAV, JHBT (MIM US) (B)	6,182,580	18,733,218

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $143,753,336)		$150,189,204
UNAFFILIATED INVESTMENT COMPANIES - 47.1%
Equity - 12.4%
Fidelity Mid Cap Index Fund	258,511	8,820,406
Fidelity Small Cap Index Fund	216,624	5,588,907
iShares MSCI Global Min Vol Factor ETF	62,084	7,347,021
Vanguard Dividend Appreciation ETF	25,949	5,136,086
Vanguard FTSE Developed Markets ETF	116,217	6,459,341
Vanguard S&P 500 ETF	17,870	9,681,251
Fixed income - 34.7%
Invesco Senior Loan ETF (C)	995,497	20,766,067
Vanguard Short-Term Bond ETF (C)	53,656	4,204,484
Vanguard Short-Term Corporate Bond ETF (C)	275,339	21,776,562
Vanguard Total Bond Market ETF	1,015,185	73,875,010

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $157,794,697)		$163,655,135
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
ICA Gruppen AB (D)(E)	41	0
Health care - 0.0%
NMC Health PLC (D)(E)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	762	2,297
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	106

TOTAL COMMON STOCKS (Cost $965)		$2,403
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$10,999,973	10,762,999
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	10,810,574	10,772,079
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	1,647,847	1,652,625
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	10,203,277	10,454,656
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,326,630)		$33,642,359
SHORT-TERM INVESTMENTS - 7.4%
Short-term funds - 7.4%
John Hancock Collateral Trust, 4.2439% (G)(H)	2,568,115	$25,687,825

TOTAL SHORT-TERM INVESTMENTS (Cost $25,687,665)		$25,687,825
Total investments (Cost $360,563,293) - 107.4%		$373,176,926
Other assets and liabilities, net - (7.4%)		(25,654,954)
TOTAL NET ASSETS - 100.0%		$347,521,972
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 5-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	5

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$387,728,643	$387,728,643	—	—
Unaffiliated investment companies	220,622,384	220,622,384	—	—
Common stocks	28,916	—	—	$28,916
U.S. Government and Agency obligations	4,105,024	—	$4,105,024	—
Short-term investments	1,364,411	1,364,411	—	—
Total investments in securities	$613,849,378	$609,715,438	$4,105,024	$28,916

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$748,293,285	$748,293,285	—	—
Unaffiliated investment companies	517,229,317	517,229,317	—	—
Common stocks	48,905	—	—	$48,905
U.S. Government and Agency obligations	33,723,782	—	$33,723,782	—
Short-term investments	19,956,783	19,956,783	—	—
Total investments in securities	$1,319,252,072	$1,285,479,385	$33,723,782	$48,905

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	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$700,625,460	$700,625,460	—	—
Unaffiliated investment companies	549,359,297	549,359,297	—	—
Common stocks	35,346	—	—	$35,346
U.S. Government and Agency obligations	64,264,573	—	$64,264,573	—
Short-term investments	9,130,899	9,130,899	—	—
Total investments in securities	$1,323,415,575	$1,259,115,656	$64,264,573	$35,346

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$210,862,275	$210,862,275	—	—
Unaffiliated investment companies	200,704,252	200,704,252	—	—
Common stocks	6,773	—	—	$6,773
U.S. Government and Agency obligations	28,358,510	—	$28,358,510	—
Short-term investments	4,035,908	4,035,908	—	—
Total investments in securities	$443,967,718	$415,602,435	$28,358,510	$6,773

Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$150,189,204	$150,189,204	—	—
Unaffiliated investment companies	163,655,135	163,655,135	—	—
Common stocks	2,403	—	—	$2,403
U.S. Government and Agency obligations	33,642,359	—	$33,642,359	—
Short-term investments	25,687,825	25,687,825	—	—
Total investments in securities	$373,176,926	$339,532,164	$33,642,359	$2,403
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	401,577	$3,835,046	$11,195,535	$(9,475,679)	$(116,916)	$(60,869)	$239,956	—	$5,377,117
Emerging Markets Debt	400,920	2,926,623	2,094,495	(1,889,902)	16,792	(60,927)	144,120	—	3,087,081
High Yield	510,167	1,463,311	1,115,203	(1,012,371)	(6,819)	(13,518)	73,802	—	1,545,806
International Strategic Equity Allocation	15,332,463	153,335,041	13,465,870	(6,010,520)	194,636	7,978,719	4,283,702	—	168,963,746
John Hancock Collateral Trust	136,406	177,774	119,945,432	(118,758,743)	(86)	34	5,095	—	1,364,411
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	17,027,316	$186,728,322	$24,523,257	$(6,737,293)	$1,226,068	$3,014,539	$1,827,474	$3,824,931	$208,754,893
					$1,313,675	$10,857,978	$6,574,149	$3,824,931	$389,093,054
Lifestyle Blend Growth Portfolio
Bond	4,279,211	$55,049,056	$15,399,206	$(11,517,265)	$(60,206)	$(1,572,151)	$2,053,781	—	$57,298,640
Emerging Markets Debt	3,175,222	29,256,720	2,413,733	(6,803,193)	136,798	(554,847)	1,252,599	—	24,449,211
High Yield	5,605,899	16,105,749	2,935,896	(1,816,002)	(17,634)	(222,135)	811,718	—	16,985,874
International Strategic Equity Allocation	25,518,021	264,447,658	21,403,517	(18,049,260)	764,827	12,641,847	7,280,743	—	281,208,589
John Hancock Collateral Trust	1,995,159	22,094,336	315,323,201	(317,467,554)	4,983	1,817	46,077	—	19,956,783
U.S. Sector Rotation	30,044,941	337,336,488	38,643,720	(15,214,610)	2,557,494	5,027,879	3,300,546	$6,908,092	368,350,971
					$3,386,262	$15,322,410	$14,745,464	$6,908,092	$768,250,068
Lifestyle Blend Balanced Portfolio
Bond	9,516,408	$123,921,169	$18,934,625	$(11,879,077)	$(53,673)	$(3,498,338)	$4,461,904	—	$127,424,706
Emerging Markets Debt	6,476,427	55,763,660	3,474,886	(8,572,836)	190,884	(988,105)	2,463,903	—	49,868,489
High Yield	11,410,878	36,729,540	2,619,513	(4,266,944)	(29,068)	(478,080)	1,741,192	—	34,574,961
International Strategic Equity Allocation	19,033,195	201,331,819	17,466,486	(18,968,868)	789,505	9,126,870	5,507,216	—	209,745,812
John Hancock Collateral Trust	912,852	26,033,176	230,188,645	(247,099,154)	5,915	2,317	99,797	—	9,130,899
U.S. Sector Rotation	22,757,870	253,758,056	34,488,394	(15,087,741)	2,407,098	3,445,685	2,464,307	$5,157,833	279,011,492
					$3,310,661	$7,610,349	$16,738,319	$5,157,833	$709,756,359
Lifestyle Blend Moderate Portfolio
Bond	4,965,892	$65,277,647	$8,980,891	$(5,889,345)	$(110,691)	$(1,765,203)	$2,299,588	—	$66,493,299
Emerging Markets Debt	3,278,250	25,274,186	3,158,970	(2,823,301)	53,367	(420,695)	1,169,176	—	25,242,527
High Yield	5,767,523	17,184,193	1,797,319	(1,272,965)	(8,866)	(224,085)	835,554	—	17,475,596
International Strategic Equity Allocation	3,910,732	41,086,231	4,666,469	(4,807,526)	239,902	1,911,195	1,122,618	—	43,096,271
John Hancock Collateral Trust	403,486	59,120	111,424,484	(107,451,601)	3,764	141	43,819	—	4,035,908
U.S. Sector Rotation	4,776,067	52,568,691	9,196,395	(4,658,278)	832,107	615,667	516,093	$1,080,190	58,554,582
					$1,009,583	$117,020	$5,986,848	$1,080,190	$214,898,183
Lifestyle Blend Conservative Portfolio
Bond	5,380,330	$67,905,094	$10,553,675	$(4,445,925)	$(106,390)	$(1,863,840)	$2,431,522	—	$72,042,614
Emerging Markets Debt	3,505,855	25,587,324	4,779,910	(2,997,893)	49,521	(423,780)	1,223,777	—	26,995,082
High Yield	6,182,580	17,296,653	2,885,296	(1,215,028)	(2,377)	(231,326)	872,149	—	18,733,218
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	1,340,264	$13,404,740	$2,050,860	$(1,495,035)	$82,954	$726,185	$358,508	—	$14,769,704
John Hancock Collateral Trust	2,568,115	475,664	190,639,873	(165,424,045)	(3,837)	170	53,198	—	25,687,825
U.S. Sector Rotation	1,439,526	16,665,707	4,970,920	(4,388,162)	646,243	(246,122)	164,259	$343,797	17,648,586
					$666,114	$(2,038,713)	$5,103,413	$343,797	$175,877,029
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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